SHARE-BASED COMPENSATION (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
SCHEDULE OF STOCK BASED COMPENSATION EXPENSES

Total stock-based compensation expense recognized for both employees and non-employees was as follows for the year ended December 31, 2021:

For the Year Ended
December 31,
2021
Research and development	$—
General and administrative	21,260
Total stock-based compensation expense	$21,260

SCHEDULE OF STOCK VALUATION ASSUMPTIONS
For the Nine Months Ended
September 30, 2022
Risk-free interest rate	1.54 - 2.34%
Expected dividend yield	—%
Expected term	5.00 – 8.50 years
Expected volatility	57.2 - 65.7%

SCHEDULE OF WARRANTS OUTSTANDING

A summary of the Company’s warrants to purchase common stock activity is as follows:

	Number of shares	Weighted Average Exercise Price	Weighted average remaining contractual life (in years)	Aggregate Intrinsic Value
Outstanding at January 1, 2022	—	$—	—	$—
Issued	350,000	1.06	9.32
Exercised	—	—	—
Expired/Forfeited	—	—	—
Outstanding at September 30, 2022	350,000	$1.06	9.32	$—

Vested and exercisable September 30, 2022	—	—	—	—

Warrant [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
SCHEDULE OF STOCK VALUATION ASSUMPTIONS
Nine Months Ended September 30, 2022
Risk-free interest rate	1.75%
Expected dividend yield	—%
Expected term	8.50 years
Expected volatility	63.9%

For the Year Ended
December 31,
2021
Risk-free interest rate	0.31%
Expected dividend yield	—%
Expected term	5 years
Expected volatility	59.00%

Time-based Options [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
SCHEDULE OF STOCK OPTION ACTIVITY

For the nine months ended September 30, 2022, stock option activity for time-based options of the Company are as follows:

	Number of Time-Based Share Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (in years)	Aggregate Intrinsic Value
Outstanding at January 1, 2022	100,005	$0.42	9.72	$—
Issued	363,239	2.07	9.43
Exercised	(9,433)	0.90	—
Expired/Forfeited	—	—	—
Outstanding at September 30, 2022	453,811	$1.70	9.30	$16,672

Vested and exercisable September 30, 2022	207,825	$1.20	9.14	$16,672

For the year ended December 31, 2021, stock option activity of the Company are as follows:

	Number of share options	Weighted average exercise price	Weighted average remaining contractual life (in years)	Aggregate Intrinsic Value
Outstanding at January 1, 2021	—	$—	—	$—
Issued	100,005	0.42	10 years
Exercised	—	—	—
Expired/Forfeited	—	—	—
Outstanding at December 31, 2021	100,005	0.42	9.72 years	—

Vested and exercisable December 31, 2021	100,005	$0.42	9.72 years	$—

Perforamance Based Options [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
SCHEDULE OF STOCK OPTION ACTIVITY

For the nine months ended September 30, 2022, stock option activity for performance-based options of the Company are as follows:

	Number of Performance- Based Share Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (in years)	Aggregate Intrinsic Value
Outstanding at January 1, 2022	—	$—	—	$—
Issued	944,000	1.45	9.36
Exercised	—	—	—
Expired/Forfeited	—	—	—
Outstanding at September 30, 2022	944,000	$1.45	9.36	$—

Vested and exercisable September 30, 2022	—	—	—	—